Derivative Instruments Accounted for at Fair Value - Additional Information (Detail)			12 Months Ended
	Jul. 02, 2020	Nov. 02, 2018 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 NOK (kr)	Dec. 31, 2018 NOK (kr)	Nov. 02, 2018 NOK (kr)
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives designated as hedges held			$ 0	$ 0
Description of Interest Rate Derivative Activities	On July 2, 2020, the Company entered into floating-to-fixed interest rate swap agreements with ING Capital Markets LLC (“ING”) and Societe Generale (“SocGen”) with a termination date of December 31, 2025, to run concurrently with the Terminal Facility. Under these agreements, the notional amounts of the swaps are 80% of the amounts drawn under the Terminal Facility.
Unrealized Gain loss on Derivatives			791,000	2,762,000	$ (615,000)
Restricted Cash			0
Collateral amount held with swap provider			0	0
Derivative fair value of derivative asset amount offset against collateral			0
Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Fair value of Derivative liability			5,100,000	2,900,000
Unrealized Gain loss on Derivatives			2,200,000	$ 2,900,000
2018 Senior Secured Bonds [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Outstanding secured borrowings, principal | kr						kr 600,000,000		kr 600,000,000
Outstanding secured borrowings			71,700,000
Outstanding secured borrowings, interest rate terms		The 2018 Bonds bear interest at a rate of 3-month NIBOR plus 6.0% per annum, calculated on a 360-day year basis and mature on November 2, 2023.
Debt Instrument, Description of Variable Rate Basis		The 2018 Bonds bear interest at a rate of 3-month NIBOR plus 6.0% per annum, calculated on a 360-day year basis and mature on November 2, 2023.
2018 Senior Secured Bonds [Member] | NORWAY
Derivative Instruments, Gain (Loss) [Line Items]
Outstanding secured borrowings, principal			$ 71,700,000
Outstanding secured borrowings | kr						kr 600,000,000
Spread on variable rate			6.608%	6.608%		6.608%
Outstanding secured borrowings, maturity year			2023
Outstanding secured borrowings, interest rate terms			6.608% plus 3-month U.S. LIBOR
Debt Instrument, Description of Variable Rate Basis			6.608% plus 3-month U.S. LIBOR
2018 Senior Secured Bonds [Member] | NORWAY | NIBOR [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Spread on variable rate			6.00%	6.00%		6.00%
Outstanding secured borrowings, interest rate terms			6.0% plus 3-month NIBOR
Debt Instrument, Description of Variable Rate Basis			6.0% plus 3-month NIBOR
Nordea Bank Abp [Member] | 2018 Senior Secured Bonds [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Outstanding secured borrowings, principal		$ 71,700,000					kr 600,000,000
Outstanding secured borrowings, interest rate terms		6.608% plus 3-month U.S. LIBOR
Debt Instrument, Description of Variable Rate Basis		6.608% plus 3-month U.S. LIBOR
Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Fair value of Derivative liability				$ 100,000
Unrealized Gain loss on Derivatives			$ 2,800,000	$ 100,000
Outstanding secured borrowings, interest rate terms			3-month LIBOR, calculated on a 360-day year basis, which resets every three months in line with the dates of interest payments on the Terminal Facility.
Debt Instrument, Description of Variable Rate Basis			3-month LIBOR, calculated on a 360-day year basis, which resets every three months in line with the dates of interest payments on the Terminal Facility.
Fair value of Derivative asset			$ 3,200,000
Interest Rate Swap [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Fair value of Derivative liability			500,000
Unrealized Gain loss on Derivatives			500,000
Interest Rate Swap [Member] | ING And SocGen [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain loss on Derivatives			600,000
Fair value of Derivative			$ 70,000.00
Interest Rate Swap [Member] | Banco Santander Chile SA [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional Swaps Percentage			70.00%
Derivative, Fixed Interest Rate			1.627%			1.627%
Interest Rate Swap [Member] | Deutsche Bank AG London [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional Swaps Percentage			30.00%
Derivative, Fixed Interest Rate			2.137%			2.137%
Interest Rate Swap [Member] | Nordea Bank Abp [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Fixed Interest Rate			1.296%			1.296%
Interest Rate Swap [Member] | National Australia Bank Limited [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Fixed Interest Rate			1.296%			1.296%
Interest Rate Swap [Member] | ABN AMRO Bank N.V [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Fixed Interest Rate			1.296%			1.296%
Interest Rate Swap [Member] | BNP Paribas S.A. [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Fixed Interest Rate			1.296%			1.296%